Document and Entity Information	0 Months Ended
Mar. 06, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 06, 2014
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Mar. 06, 2014
Document Effective Date	Mar. 06, 2014
Prospectus Date	Mar. 01, 2014
SunAmerica Strategic Value Portfolio | Class A
Risk/Return:
Trading Symbol	SFVAX
SunAmerica Strategic Value Portfolio | Class B
Risk/Return:
Trading Symbol	SFDBX
SunAmerica Strategic Value Portfolio | Class C
Risk/Return:
Trading Symbol	SFVTX